Quarterly Holdings Report
for
Fidelity® Series Sustainable Emerging Markets Fund
July 31, 2025
SMK-NPRT3-0925
1.9908945.102
Common Stocks - 98.8%
	Shares	Value ($)
BRAZIL - 5.2%
Consumer Discretionary - 1.0%
Broadline Retail - 0.5%
MercadoLibre Inc (a)	20	47,478
Household Durables - 0.1%
Cury Construtora e Incorporadora SA	3,343	17,576
Specialty Retail - 0.2%
Lojas Renner SA	10,251	29,785
Textiles, Apparel & Luxury Goods - 0.2%
Azzas 2154 SA	4,790	30,522
TOTAL CONSUMER DISCRETIONARY		125,361

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
PRIO SA/Brazil (a)	5,328	40,144
Financials - 1.5%
Banks - 0.7%
Itau Unibanco Holding SA ADR	15,572	97,637
Capital Markets - 0.7%
B3 SA - Brasil Bolsa Balcao	39,986	89,833
XP Inc Class A	300	4,842
		94,675
Financial Services - 0.1%
StoneCo Ltd Class A (a)	698	8,920
TOTAL FINANCIALS		201,232

Health Care - 0.2%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (a)(b)(c)	2,227	13,152
Pharmaceuticals - 0.1%
Hypera SA	2,100	9,642
TOTAL HEALTH CARE		22,794

Industrials - 0.6%
Ground Transportation - 0.6%
Localiza Rent a Car SA	4,460	27,582
Rumo SA	18,694	55,219
		82,801
Materials - 0.3%
Metals & Mining - 0.2%
Metalurgica Gerdau SA	15,115	25,293
Paper & Forest Products - 0.1%
Dexco SA	18,981	19,152
TOTAL MATERIALS		44,445

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LOG Commercial Properties e Participacoes SA	2,200	8,262
Utilities - 1.2%
Electric Utilities - 0.7%
Equatorial Energia SA	10,555	64,221
Isa Energia Brasil sa	7,500	29,025
		93,246
Independent Power and Renewable Electricity Producers - 0.5%
Engie Brasil Energia SA	9,730	69,384
TOTAL UTILITIES		162,630

TOTAL BRAZIL		687,669
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	2,122	52,601
CHINA - 30.6%
Communication Services - 7.5%
Entertainment - 0.5%
Beijing Enlight Media Co Ltd A Shares (China)	100	274
NetEase Cloud Music Inc (a)(b)(c)	250	8,100
Netease Inc ADR	414	53,944
		62,318
Interactive Media & Services - 7.0%
Bilibili Inc ADR (a)	309	7,051
Kanzhun Ltd ADR (a)	546	10,352
Kuaishou Technology B Shares (a)(b)(c)	354	3,456
Meitu Inc (b)(c)	19,500	29,821
Tencent Holdings Ltd	12,212	854,990
Tongdao Liepin Group (c)	6,600	3,501
		909,171
TOTAL COMMUNICATION SERVICES		971,489

Consumer Discretionary - 7.6%
Automobile Components - 0.3%
Fuyao Glass Industry Group Co Ltd A Shares (China)	3,300	25,014
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	2,300	10,503
		35,517
Automobiles - 1.2%
BYD Co Ltd A Shares (China)	1,500	21,790
BYD Co Ltd H Shares	6,770	98,848
Li Auto Inc A Shares (a)	2,954	38,673
		159,311
Broadline Retail - 3.4%
Alibaba Group Holding Ltd	22,400	336,779
Alibaba Group Holding Ltd ADR	304	36,672
JD.com Inc A Shares	2,732	43,062
JD.com Inc ADR	705	22,200
		438,713
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc ADR	97	4,278
Hotels, Restaurants & Leisure - 1.5%
Meituan B Shares (a)(b)(c)	6,112	94,293
Trip.com Group Ltd	282	17,507
Trip.com Group Ltd ADR	1,428	88,465
		200,265
Household Durables - 0.4%
Haier Smart Home Co Ltd A Shares (China)	4,700	16,171
Haier Smart Home Co Ltd H Shares	9,927	31,274
		47,445
Specialty Retail - 0.4%
Pop Mart International Group Ltd (b)(c)	1,600	49,910
Textiles, Apparel & Luxury Goods - 0.4%
ANTA Sports Products Ltd	4,400	50,504
TOTAL CONSUMER DISCRETIONARY		985,943

Consumer Staples - 1.3%
Beverages - 1.1%
China Resources Beer Holdings Co Ltd	6,000	19,949
Eastroc Beverage Group Co Ltd A Shares (China)	1,200	46,857
Kweichow Moutai Co Ltd A Shares (China)	200	39,417
Tsingtao Brewery Co Ltd H Shares	6,129	38,937
		145,160
Consumer Staples Distribution & Retail - 0.0%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	3,400	11,170
Food Products - 0.2%
Uni-President China Holdings Ltd	16,000	20,214
TOTAL CONSUMER STAPLES		176,544

Financials - 6.3%
Banks - 4.3%
China Construction Bank Corp H Shares	402,548	411,728
China Merchants Bank Co Ltd H Shares	19,506	126,577
Industrial & Commercial Bank of China Ltd H Shares	31,864	24,415
		562,720
Insurance - 2.0%
China Life Insurance Co Ltd H Shares	26,061	75,280
PICC Property & Casualty Co Ltd H Shares	16,000	33,209
Ping An Insurance Group Co of China Ltd H Shares	23,556	161,721
		270,210
TOTAL FINANCIALS		832,930

Health Care - 2.7%
Biotechnology - 1.5%
Akeso Inc (a)(b)(c)	1,000	19,499
BeOne Medicines Ltd ADR (a)	106	31,920
BeOne Medicines Ltd H Shares (a)	400	9,094
Innovent Biologics Inc (a)(b)(c)	5,485	67,894
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (a)	275	14,511
Zai Lab Ltd (a)	7,045	26,617
Zai Lab Ltd ADR (a)	574	21,697
		191,232
Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	14,400	12,663
Health Care Providers & Services - 0.1%
Sinopharm Group Co Ltd H Shares	3,903	9,381
Life Sciences Tools & Services - 0.3%
Wuxi Apptec Co Ltd H Shares (b)(c)	3,200	42,686
Pharmaceuticals - 0.7%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	21,205	95,267
TOTAL HEALTH CARE		351,229

Industrials - 1.6%
Construction & Engineering - 0.1%
Sinopec Engineering Group Co Ltd H Shares	24,616	19,113
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,300	47,545
Ground Transportation - 0.3%
Full Truck Alliance Co Ltd ADR	3,794	43,821
Machinery - 0.7%
Airtac International Group	1,000	28,378
Shenzhen Inovance Technology Co Ltd A Shares (China)	4,500	39,425
Yangzijiang Shipbuildling (Holdings) Ltd	13,600	26,675
Zhejiang Dingli Machinery Co Ltd A Shares (China)	200	1,368
		95,846
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	3,000	9,700
TOTAL INDUSTRIALS		216,025

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.1%
Luxshare Precision Industry Co Ltd A Shares (China)	900	4,550
Shennan Circuits Co Ltd A Shares (China)	200	3,928
		8,478
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	794	21,736
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	461	9,563
NAURA Technology Group Co Ltd A Shares (China)	235	10,903
		42,202
Software - 0.2%
Glodon Co Ltd A Shares (China)	2,900	5,243
Kingdee International Software Group Co Ltd (a)	10,000	23,210
		28,453
Technology Hardware, Storage & Peripherals - 1.4%
Xiaomi Corp B Shares (a)(b)(c)	27,193	182,954
TOTAL INFORMATION TECHNOLOGY		262,087

Materials - 0.7%
Construction Materials - 0.3%
China Jushi Co Ltd A Shares (China)	23,700	40,703
Metals & Mining - 0.4%
MMG Ltd (a)	100,000	48,622
TOTAL MATERIALS		89,325

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Resources Land Ltd	1,500	5,500
KE Holdings Inc A Shares	2,700	16,513
		22,013
Utilities - 0.7%
Gas Utilities - 0.5%
ENN Energy Holdings Ltd	5,640	45,967
Kunlun Energy Co Ltd	26,867	25,882
		71,849
Water Utilities - 0.2%
Guangdong Investment Ltd	27,959	24,886
TOTAL UTILITIES		96,735

TOTAL CHINA		4,004,320
GREECE - 1.1%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
OPAP SA	1,703	38,208
Financials - 0.8%
Banks - 0.8%
Alpha Bank SA	9,867	36,934
Eurobank Ergasias Services and Holdings SA	3,143	11,535
Piraeus Financial Holdings SA	7,884	60,624
		109,093
TOTAL GREECE		147,301
HONG KONG - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Huanxi Media Group Ltd (a)	181,876	8,377
HUNGARY - 0.1%
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	151	12,279
INDIA - 12.7%
Consumer Discretionary - 0.8%
Automobiles - 0.1%
Mahindra & Mahindra Ltd GDR (c)	372	13,429
Hotels, Restaurants & Leisure - 0.7%
MakeMyTrip Ltd (a)	1,012	94,713
TOTAL CONSUMER DISCRETIONARY		108,142

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Reliance Industries Ltd GDR (b)	5,178	326,214
Financials - 7.1%
Banks - 7.1%
Axis Bank Ltd GDR (c)	3,903	237,302
HDFC Bank Ltd/Gandhinagar ADR	4,020	308,615
ICICI Bank Ltd ADR	11,085	373,566
		919,483
Industrials - 0.7%
Construction & Engineering - 0.7%
Larsen & Toubro Ltd GDR (c)	2,400	98,520
Information Technology - 1.6%
IT Services - 1.6%
Infosys Ltd ADR	12,649	211,491
TOTAL INDIA		1,663,850
INDONESIA - 1.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telkom Indonesia Persero Tbk PT	161,100	28,288
Consumer Staples - 0.2%
Food Products - 0.2%
First Resources Ltd	27,757	32,384
Financials - 1.3%
Banks - 1.3%
Bank Central Asia Tbk PT	212,947	106,729
Bank Rakyat Indonesia Persero Tbk PT	215,578	48,275
Bank Syariah Indonesia Tbk PT	68,700	11,341
		166,345
TOTAL INDONESIA		227,017
ITALY - 0.5%
Consumer Staples - 0.5%
Beverages - 0.5%
Coca-Cola HBC AG	1,339	69,779
KOREA (SOUTH) - 11.3%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.3%
KT Corp	1,037	40,898
Interactive Media & Services - 1.0%
Kakao Corp	1,447	59,654
NAVER Corp	418	69,919
		129,573
TOTAL COMMUNICATION SERVICES		170,471

Consumer Discretionary - 0.6%
Automobiles - 0.2%
Kia Corp	316	22,981
Household Durables - 0.4%
Coway Co Ltd	700	54,265
TOTAL CONSUMER DISCRETIONARY		77,246

Financials - 3.1%
Banks - 2.7%
Hana Financial Group Inc	789	47,945
KB Financial Group Inc	1,677	132,424
Shinhan Financial Group Co Ltd	989	47,865
Woori Financial Group Inc	6,665	117,539
		345,773
Financial Services - 0.0%
Kakao Pay Corp (a)	141	6,418
Insurance - 0.4%
Samsung Fire & Marine Insurance Co Ltd	58	18,199
Samsung Life Insurance Co Ltd	418	37,501
		55,700
TOTAL FINANCIALS		407,891

Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (a)(b)(c)	50	37,969
Industrials - 0.9%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	710	47,789
Electrical Equipment - 0.2%
LS Electric Co Ltd	140	30,712
Industrial Conglomerates - 0.2%
LG Corp	360	20,315
SK Square Co Ltd (a)	42	4,496
		24,811
Machinery - 0.1%
HD HYUNDAI MIPO	61	9,226
Samsung Heavy Industries Co Ltd (a)	676	9,170
		18,396
TOTAL INDUSTRIALS		121,708

Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 1.7%
SK Hynix Inc	1,167	224,807
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co Ltd	8,789	445,197
TOTAL INFORMATION TECHNOLOGY		670,004

TOTAL KOREA (SOUTH)		1,485,289
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
Kuwait Finance House KSCP	199	525
MALAYSIA - 0.6%
Financials - 0.6%
Banks - 0.6%
CIMB Group Holdings Bhd	50,900	77,807
MEXICO - 2.6%
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Wal-Mart de Mexico SAB de CV Series V	30,010	88,463
Food Products - 0.0%
Gruma SAB de CV Series B	239	4,131
TOTAL CONSUMER STAPLES		92,594

Financials - 0.8%
Banks - 0.8%
Grupo Financiero Banorte SAB de CV	11,291	100,622
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	600	7,958
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,313	30,164
		38,122
Real Estate - 0.8%
Diversified REITs - 0.2%
Fibra Uno Administracion SA de CV	24,384	34,731
Real Estate Management & Development - 0.6%
Corp Inmobiliaria Vesta SAB de CV	12,600	35,452
Corp Inmobiliaria Vesta SAB de CV ADR	1,430	40,169
		75,621
TOTAL REAL ESTATE		110,352

TOTAL MEXICO		341,690
NETHERLANDS - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CTP NV (b)(c)	600	12,763
PANAMA - 0.4%
Industrials - 0.4%
Passenger Airlines - 0.4%
Copa Holdings SA Class A	438	48,469
PHILIPPINES - 0.5%
Industrials - 0.3%
Industrial Conglomerates - 0.1%
SM Investments Corp	760	10,640
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	2,800	21,537
TOTAL INDUSTRIALS		32,177

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	63,323	27,102
SM Prime Holdings Inc	8,000	3,181
		30,283
TOTAL PHILIPPINES		62,460
POLAND - 1.0%
Communication Services - 0.2%
Entertainment - 0.2%
CD Projekt SA	305	20,444
Consumer Discretionary - 0.8%
Broadline Retail - 0.7%
Allegro.eu SA (a)(b)(c)	9,024	89,132
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	4	17,814
TOTAL CONSUMER DISCRETIONARY		106,946

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (a)(b)(c)	690	9,134
TOTAL POLAND		136,524
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	560	3,998
ROMANIA - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	900	25,183
SAUDI ARABIA - 2.4%
Financials - 2.4%
Banks - 2.2%
Al Rajhi Bank	6,955	175,678
Alinma Bank	8,676	59,720
Saudi National Bank/The	5,844	58,423
		293,821
Insurance - 0.2%
Bupa Arabia for Cooperative Insurance Co	614	27,597
TOTAL SAUDI ARABIA		321,418
SOUTH AFRICA - 4.7%
Consumer Discretionary - 1.9%
Broadline Retail - 1.6%
Naspers Ltd Class N	648	200,823
Specialty Retail - 0.3%
Pepkor Holdings Ltd (b)(c)	27,923	41,986
TOTAL CONSUMER DISCRETIONARY		242,809

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Pick n Pay Stores Ltd (a)	17,601	27,392
Shoprite Holdings Ltd	4,480	65,298
		92,690
Financials - 1.3%
Banks - 0.6%
Absa Group Ltd	612	6,062
Capitec Bank Holdings Ltd	377	73,100
Standard Bank Group Ltd	544	7,000
		86,162
Financial Services - 0.7%
FirstRand Ltd	20,643	87,779
TOTAL FINANCIALS		173,941

Industrials - 0.3%
Industrial Conglomerates - 0.3%
Bidvest Group Ltd	2,774	36,232
Materials - 0.5%
Metals & Mining - 0.5%
Impala Platinum Holdings Ltd (a)	7,030	66,443
TOTAL SOUTH AFRICA		612,115
TAIWAN - 18.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Uni-President Enterprises Corp	6,215	16,366
Financials - 1.8%
Banks - 0.7%
CTBC Financial Holding Co Ltd	62,555	85,763
Insurance - 1.1%
Cathay Financial Holding Co Ltd	71,422	144,434
TOTAL FINANCIALS		230,197

Industrials - 0.5%
Electrical Equipment - 0.5%
Bizlink Holding Inc	2,148	64,459
Information Technology - 15.7%
Communications Equipment - 0.1%
Accton Technology Corp	942	27,758
Electronic Equipment, Instruments & Components - 1.3%
Chroma ATE Inc	2,000	28,574
Delta Electronics Inc	4,823	90,651
E Ink Holdings Inc	2,823	19,179
Hon Hai Precision Industry Co Ltd	4,691	27,523
		165,927
Semiconductors & Semiconductor Equipment - 14.0%
ASE Technology Holding Co Ltd	7,789	37,687
MediaTek Inc	1,912	86,389
Taiwan Semiconductor Manufacturing Co Ltd	44,651	1,715,153
		1,839,229
Technology Hardware, Storage & Peripherals - 0.3%
Quanta Computer Inc	3,000	27,880
Wistron Corp	2,000	8,121
		36,001
TOTAL INFORMATION TECHNOLOGY		2,068,915

TOTAL TAIWAN		2,379,937
TANZANIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Helios Towers PLC (a)	14,294	22,464
TURKEY - 0.5%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
BIM Birlesik Magazalar AS	2,904	37,950
Materials - 0.2%
Construction Materials - 0.2%
Oyak Cimento Fabrikalari AS	50,229	29,597
TOTAL TURKEY		67,547
UNITED ARAB EMIRATES - 2.7%
Energy - 0.5%
Energy Equipment & Services - 0.5%
ADNOC Drilling Co PJSC	43,587	69,302
Financials - 1.8%
Banks - 1.8%
Abu Dhabi Commercial Bank PJSC	28,598	126,754
Abu Dhabi Islamic Bank PJSC	14,230	93,600
Emirates NBD Bank PJSC	1,817	13,233
		233,587
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	461	1,194
Emaar Properties PJSC	13,075	54,286
		55,480
TOTAL UNITED ARAB EMIRATES		358,369
UNITED KINGDOM - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	619	28,628
Anglogold Ashanti Plc (South Africa)	1,229	55,675

TOTAL UNITED KINGDOM		84,303
UNITED STATES - 0.5%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Tenaris SA ADR	6	210
Materials - 0.5%
Construction Materials - 0.5%
Titan SA	1,602	64,078
TOTAL UNITED STATES		64,288
TOTAL COMMON STOCKS (Cost $10,577,711)		12,978,342

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co Series 2 (Cost $24,168)	257	30,230

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $476,234)	4.33	476,138	476,234

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $11,078,113)	13,484,806
NET OTHER ASSETS (LIABILITIES) - (2.6)% (d)	(346,516)
NET ASSETS - 100.0%	13,138,290

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,124,230 or 8.6% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,150,768 or 8.8% of net assets.

(d)	Includes $11,919 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	575,973	4,270,341	4,370,080	12,398	-	-	476,234	476,138	0.0%
Total	575,973	4,270,341	4,370,080	12,398	-	-	476,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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